Intangible Liabilities - Charter Agreements - Schedule of Intangible Liabilities (Table) (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2024	Dec. 31, 2023
Opening balance		$ 5,662	$ 14,218
Disposals	[1]	0	(476)
Amortization		(3,005)	(8,080)
Total		$ 2,657	$ 5,662

[1]	The acceleration of the unamortized portion of GSL Amstel intangible liability-charter agreement when the vessel was sold on March 23, 2023.